1933 Act File No. 2-75122
                                                   1940 Act File No. 811-3337

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  x
                                                                      ----

      Pre-Effective Amendment No.         ................................

      Post-Effective Amendment No.   28   ...................            x
                                   -------                            ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.      ....................................................

                      TAX-FREE INSTRUMENTS TRUST
          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                                                (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 x filed the Notice required by that Rule on May 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



                                                       Proposed
Title of                             Proposed          Maximum
Securities        Amount             Maximum           Aggregate     Amount of
Being             Being              Offering Price    Offering    Registration
Registered        Registered         Per Unit          Price*          Fee

Shares of
beneficial
interest
(no par value)    304,874,121         $1.00          $304,874,121      $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 5,044,423,524. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 4,739,549,403. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 304,874,121.

                         CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 28 to the Registration Statement of TAX-FREE INSTRUMENTS TRUST is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of beneficial interest, no par value, of TAX-FREE INSTRUMENTS TRUST;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, TAX-FREE INSTRUMENTS TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of May, 1997.

                      TAX-FREE INSTRUMENTS TRUST

                  BY:  /s/ S. Elliott Cohan
                       S. Elliott Cohan, Assistant Secretary
                       Attorney in Fact for John F. Donahue
                       May 15, 1997


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE                             DATE

By:   /s/ S. Elliott Cohan
      S. Elliott Cohan                Attorney In Fact             May 15, 1997
      Assistant Secretary             For the Persons
                                      Listed Below

       NAME                            TITLE

John F. Donahue*                      Chairman and Trustee
                                      (Chief Executive Officer)

Glen R. Johnson*                      President

John W. McGonigle*                    Treasurer (Chief Financial Officer)

Thomas G. Bigley *                    Trustee

John T. Conroy, Jr.*                  Trustee

William J. Copeland*                  Trustee

James E. Dowd*                        Trustee

Lawrence D. Ellis, M.D.*              Trustee

Edward L. Flaherty, Jr.*              Trustee

Peter E. Madden*                      Trustee

Gregor F. Meyer*                      Trustee

John E. Murray, Jr.*                  Trustee

Wesley W. Posvar*                     Trustee

Marjorie P. Smuts*                    Trustee


* By Power of Attorney